Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Unrealized gain/(loss) on available-for-sale investments, tax effect	$ 1,418	$ 6,191	$ 513
Retained Earnings [Member]
Unrealized gain/(loss) on available-for-sale investments, tax effect	1,418	6,191	513
Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]
Unrealized gain/(loss) on available-for-sale investments, tax effect	1,418	6,191	513
Non-controlling Interests [Member]
Unrealized gain/(loss) on available-for-sale investments, tax effect	$ 1,418	$ 6,191	$ 513